Shareholder Report	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2026 USD ($) holding	Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			EA Series Trust
Entity Central Index Key			0001592900
Entity Investment Company Type			N-1A
Document Period End Date			Jan. 31, 2026
Shareholder Report Annual or Semi-Annual			annual shareholder report
C000257791 [Member]
Shareholder Report [Line Items]
Fund Name			RockCreek Global Equality ETF
Class Name			RockCreek Global Equality ETF
Trading Symbol			RCGE
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RockCreek Global Equality ETF (the “Fund”) for the period of February 26, 2025 to July 31, 2025 (the “Period”).

This annual shareholder report contains important information about the RockCreek Global Equality ETF (the “Fund”) for the period of February 26, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://rockcreeketfs.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]	You can find additional information about the Fund at https://rockcreeketfs.com/.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rockcreeketfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number			(215) 330-4476
Additional Information Website			https://rockcreeketfs.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$96	0.95%

Expenses Paid, Amount			$ 96
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, the Fund achieved a net asset value (NAV) return of 18.42%. The Fund's global approach drove strong performance, with positive contributions from multiple regions, sectors, currencies, and individual securities across both developed and emerging markets.

Currency movements were a significant driver, contributing approximately one-third of the return. The primary contributors were appreciation of the British Pound, Australian Dollar, and Euro against the U.S. Dollar on the Fund's developed market equity holdings. The remaining two-thirds of performance was driven by equity selection and market appreciation broadly distributed across North America, Europe, and other global regions.

At the sector level, Financials, Health Care, and Utilities were the primary contributors, while Information Technology detracted from performance. Position level returns were well diversified, with no individual security significantly contributing or detracting performance during the period.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (2/26/2025)
RockCreek Global Equality ETF - NAV	18.42%
Solactive GBS Global Markets All Cap USD Index	22.68%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://rockcreeketfs.com/ for more recent performance information.

Performance Inception Date		Feb. 26, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets		$ 93,183,800	$ 93,183,800
Holdings Count | holding		201	201
Advisory Fees Paid, Amount			$ 689,045
Investment Company, Portfolio Turnover			53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$93,183,800	Advisory Fees	$689,045
# of Portfolio Holdings	201	Portfolio Turnover Rate*	53%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.6%
Health Care	11.8%
Consumer Staples	10.4%
Communication Services	9.1%
Consumer Discretionary	8.8%
Industrials	8.3%
Utilities	8.0%
Real Estate	7.2%
Information Technology	5.8%
Materials	4.1%
Energy	0.5%
Cash and Cash Equivalents	0.4%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
United States	33.0%
Australia	10.2%
United Kingdom	9.6%
France	9.3%
Germany	5.1%
Norway	4.6%
Italy	3.5%
Spain	3.5%
Sweden	3.1%
Taiwan	1.8%